Segmented Information	12 Months Ended
Jan. 31, 2025
Segmented Information
Segmented Information

Note 22 - Segmented Information

We review our operating results, assess our performance, make decisions about resources, and generate discrete financial information at the single enterprise level. Accordingly, we have determined that we operate in one reportable business segment providing logistics technology solutions.

The Company has determined that it has a chief operating decision maker (“CODM”) comprised of the Company’s chief executive officer and president & chief operating officer. The CODM assesses performance for the Company and makes operating decisions based on consolidated net income and Adjusted EBITDA. The term “Adjusted EBITDA” refers to a financial measure that we define as earnings before certain charges that management considers to be non-operating expenses and which consist of interest, taxes, depreciation, amortization, stock-based compensation (for which we include related fees and taxes) and other charges (for which we include restructuring charges, acquisition-related expenses, and contingent consideration incurred due to better-than-expected performance from acquisitions). Management considers these non-operating expenses to be outside the scope of Descartes’ ongoing operations and the related expenses are not used by management to measure operations. Accordingly, these expenses are excluded from Adjusted EBITDA, which we reference to both measure our operations and as a basis of comparison of our operations from period-to-period. Adjusted EBITDA is a non-GAAP financial measure and may not be comparable to similarly titled measures reported by other companies. The CODM uses net income and adjusted EBITDA to assess overall performance of the Company and to evaluate whether to reinvest profits or invest in acquisitions. Asset information is not regularly provided to the CODM and as such the CODM does not make decisions based on assets.

The following table provides a breakdown of the measures of profit regularly provided to the CODM:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Revenues	651,000	572,931	486,014
Less:
Headcount-related costs, including stock compensation expense	249,887	226,897	195,261
Cost of revenues and network charges (exclusive of other items presented separately)	67,212	53,797	33,996
SaaS software and maintenance	23,066	19,908	16,476
Other segment items	54,723	63,505	44,445
Depreciation	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
	469,876	430,082	355,580
Income from operations	181,124	142,849	130,434
Interest expense	(1,004)	(1,363)	(1,167)
Investment and other income	11,513	9,666	4,461
Income before taxes	191,633	151,152	133,728
Income tax expense	48,360	35,245	31,492
Net income, as reported on Consolidated Statements of Operations	143,273	115,907	102,236

Adjustments to reconcile to Adjusted EBITDA:
Interest expense	1,004	1,363	1,167
Investment and other income	(11,513)	(9,666)	(4,461)
Income tax expense	48,360	35,245	31,492
Depreciation expense	5,589	5,474	5,225
Amortization of intangible assets	69,399	60,501	60,177
Stock-based compensation and related taxes	21,098	17,005	13,920
Other charges (Note 20)	7,466	21,649	5,441
Adjusted EBITDA	284,676	247,478	215,197

Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.

The following tables provide our disaggregated revenue information by geographic location of customer and revenue type:

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Revenues
United States	439,103	382,176	307,102
Europe, Middle-East and Africa	153,004	137,164	126,942
Canada	39,254	35,422	34,547
Asia Pacific	19,639	18,169	17,423
	651,000	572,931	486,014

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023
Revenues
License	5,715	5,326	8,385
Services	590,243	520,930	435,734
Professional services and other	55,042	46,675	41,895
	651,000	572,931	486,014

License revenues are derived from perpetual licenses granted to our customers to use our software products. Services revenues are comprised of ongoing transactional and/or subscription fees for use of our services and products by our customers and maintenance, which include revenues associated with maintenance and support of our services and products. Professional services and other revenues are comprised of professional services revenues from consulting, implementation and training services related to our services and products, hardware revenues and other revenues.

The following table provides information by geographic area of operation for our long-lived assets. Long-lived assets represent property and equipment and intangible assets that are attributed to geographic areas.

	January 31,	January 31,
	2025	2024
Total long-lived assets
United States	246,048	178,843
Europe, Middle-East and Africa	49,737	26,298
Canada	31,007	47,072
Asia Pacific	6,959	10,386
	333,751	262,599